ACQUISITIONS AND DIVESTITURES - Schedule of Statement of Cash Flows Related to Discontinued Operations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash (used in) provided by operating activities - discontinued operations	$ (23,870)	$ 18,464
Net cash used in investing activities - discontinued operations	$ (4,850)	$ (1,720)